SIGNIFICANT ACCOUNTING POLICIES AND JUDGMENTS (Details)	2 Months Ended
Dec. 31, 2023
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	7-10
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	3-5
Production equipment and other [member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	5-10
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	1-40